T. ROWE PRICE Retirement 2060 Fund
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 4 .6%
T. Rowe Price Funds:
New Income Fund  26,747 8,492 4,613 3,143,720 30,620
U.S. Treasury Long-Term Index
Fund  8,503 7,262 1,005 995,586 11,330
International Bond Fund (USD
Hedged)  9,537 1,925 1,057 1,036,150 10,548
Dynamic Global Bond Fund  6,402 1,261 621 724,857 7,278
Emerging Markets Bond Fund  3,302 535 1,756 214,896 2,396
High Yield Fund  3,613 674 3,201 197,338 1,308
Floating Rate Fund  1,725 327 1,838 33,211 317
Total Bond Mutual Funds (Cost $ 64,320 ) 63,797
EQUITY MUTUAL FUNDS 94 .1%
T. Rowe Price Funds:
Value Fund  186,552 59,409 26,921 6,577,117 287,289
Growth Stock Fund (2) 216,918 43,956 55,401 2,596,301 258,150
Equity Index 500 Fund  80,381 41,259 25,356 1,139,712 114,917
International Value Equity Fund  73,530 22,161 11,986 7,223,951 106,770
Overseas Stock Fund  76,743 20,500 16,323 8,329,672 103,538
International Stock Fund  72,381 17,231 9,322 4,707,025 101,625
Emerging Markets Stock Fund  47,081 7,618 12,642 1,072,627 60,743
Mid-Cap Growth Fund  42,674 9,709 6,227 488,363 56,396
Mid-Cap Value Fund  36,224 10,750 4,798 1,710,619 54,928
Small-Cap Stock Fund  24,846 7,771 5,553 557,399 37,931
New Horizons Fund (2) 31,774 7,818 8,222 437,368 36,284
Small-Cap Value Fund  21,869 5,555 3,005 613,247 35,525
Real Assets Fund  19,723 9,979 2,798 2,485,180 32,208
U.S. Large-Cap Core Fund  4,813 10,153 977 524,759 16,231
Emerging Markets Discovery
Stock Fund  404 12,225 490 916,962 14,295
Total Equity Mutual Funds (Cost $ 1,032,934 ) 1,316,830

T. ROWE PRICE Retirement 2060 Fund

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1 .4%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 11,561 53,340 45,425 19,476,162 19,476
Total Short-Term Investments (Cost $ 19,476 ) 19,476
Total Investments in Securities 100.1%
(Cost $1,116,730) $ 1,400,103
Other Assets Less Liabilities (0.1)% (776)
Net Assets 100.0% $ 1,399,327
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2060 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended
February 28, 2021. Net realized gain (loss), investment income, and change in net unrealized gain/
loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ 38 $ 236 $ 138
Emerging Markets Bond Fund (78) 315 125
Emerging Markets Discovery Stock Fund 225 2,156 87
Emerging Markets Stock Fund 1,314 18,686 686
Equity Index 500 Fund 3,017 18,633 1,444
Floating Rate Fund (21) 103 58
Growth Stock Fund 17,411 52,677 —
High Yield Fund 72 222 164
International Bond Fund (USD Hedged) 73 143 148
International Stock Fund 2,570 21,335 1,045
International Value Equity Fund 668 23,065 2,469
Mid-Cap Growth Fund 3,443 10,240 96
Mid-Cap Value Fund 1,959 12,752 815
New Horizons Fund 6,125 4,914 —
New Income Fund 375 (6) 606
Overseas Stock Fund 647 22,618 2,016
Real Assets Fund 387 5,304 594
Small-Cap Stock Fund 1,440 10,867 198
Small-Cap Value Fund 1,059 11,106 283
U.S. Large-Cap Core Fund 307 2,242 153
U.S. Treasury Long-Term Index Fund 1,890 (3,430) 140
Value Fund 8,546 68,249 3,983
U.S. Treasury Money Fund, 0.09% — — 38
Totals $ 51,467 # $ 282,427 $ 15,286 +
 0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $28,565 of the net realized gain (loss).
+ Investment income comprised $15,286 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2060 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2060 Fund  (the fund)  is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement 2060 Fund

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F144-054Q3 02/21